GEOGRAPHIC INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total Revenues	$ 137,232	$ 127,490	$ 155,827
Long-Lived Assets	3,191	3,619	3,368
Israel [Member]
Total Revenues	7,887	7,773	11,887
Long-Lived Assets	2,941	3,227	2,884
Americas [Member]
Total Revenues	71,527	66,443	85,630
Long-Lived Assets	147	230	314
Europe [Member]
Total Revenues	37,310	35,876	36,322
Long-Lived Assets	74	119	125
Far East [Member]
Total Revenues	20,508	17,398	21,988
Long-Lived Assets	$ 29	$ 43	$ 45